Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income (loss)	$ (35,401,000)	$ (2,492,000)	$ (27,332,965)	$ 36,465,630
Adjustments to reconcile net income (loss) to net cash provided by operating activities
(Gain) loss on disposal of oil and gas properties	(866,000)	629,000	629,253	(466,490)
Accretion of asset retirement obligations	160,000	160,000	214,335	201,076
Depletion, depreciation, and amortization	38,301,000	39,861,000	58,827,705	40,521,546
Stock-based compensation	313,000	1,746,000	2,585,111	1,938,400
Deferred taxes	(10,432,000)	(1,418,000)	(15,497,468)	22,662,988
(Gain) loss on derivative financial instruments	3,405,000	(18,956,000)	(27,608,534)	(43,972,245)
Settlements of derivative financial instruments	24,322,000	26,497,000	35,284,243	(1,503,609)
Gain on disposal of bonds	(29,363,000)
Impairment of oil and gas properties	31,082,000		28,622,961	5,478,264
Non-cash interest expense	1,677,000	825,000	1,100,000	825,000
Changes in operating assets and liabilities:
Accounts receivable	865,000	8,526,000	10,856,325	(9,408,033)
Prepaid expenses and other assets	(1,961,000)	(896,000)	223,186	(1,856,749)
Accounts payable and accrued expenses	(4,479,000)	(4,453,000)	(17,065,347)	31,341,672
Net cash provided by operating activities	17,623,000	50,029,000	50,838,805	82,227,450
Investing activities
Acquisition of oil and gas properties	(3,115,000)	(7,032,000)	(8,723,497)	(70,978,282)
Development of oil and gas properties	(24,856,000)	(77,735,000)	(85,458,433)	(164,180,576)
Proceeds from sales of oil and gas properties	2,720,000			3,200,000
Purchases of other property and equipment	(202,000)	(191,000)	(337,147)	(1,086,073)
Net cash used in investing activities	(25,453,000)	(84,958,000)	(94,519,077)	(233,044,931)
Financing activities
Proceeds from borrowings	64,325,000	123,514,000	140,513,602	135,000,000
Payments on borrowings	(54,789,000)	(93,514,000)	(102,513,602)	(195,000,000)
Proceeds from bond offering				214,500,000
Payments on other note payable	(9,000)	(9,000)	(3,016)	(30,000)
Net cash provided by (used in) financing activities	9,527,000	29,991,000	37,996,984	154,470,000
Effect of exchange rate changes on cash and cash equivalents	(29,000)	(29,000)	12,267	(404,038)
Increase (decrease) in cash and cash equivalents	1,668,000	(4,967,000)	(5,671,021)	3,248,481
Cash and cash equivalents, beginning of the period	4,321,456	9,992,477	9,992,477	6,743,996
Cash and cash equivalents, end of the period	5,990,000	5,025,000	4,321,456	9,992,477
Supplemental information
Cash paid for federal income taxes			257,000	90,000
Cash paid for interest expense	14,095,000	$ 11,020,000	$ 21,492,189	$ 13,400,795
Common stock issued for asset acquisition	$ 5,500,000